Income Taxes	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2013	2012	2011
Current	$50,553	$55,010	$47,790
Deferred	12,485	(4,857)	1,252

	$63,038	$50,153	$49,042

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

During fiscal 2013, the Company recognized $14,671 of deferred income tax expenses as a result of enacted changes in tax laws or rates.

The Company’s deferred income tax expense as a result of enacted changes in tax laws or rates was immaterial in fiscal years 2012 and 2011.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2013	2012
Deferred tax assets:
Deferred revenue	$50,623	$38,214
Employee compensation and benefits	75,356	74,248
Intangible assets, computer software and intellectual property	11,518	13,747
Tax credits, net capital and operating loss carryforwards	166,639	168,015
Other	40,754	37,902

Total deferred tax assets	344,890	332,126
Valuation allowances(1)	(127,202)	(117,011)

Total deferred tax assets, net	217,688	215,115

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(53,095)	(40,175)
Intangible assets, computer software and intellectual property	(109,354)	(101,583)
Other	(34,990)	(28,131)

Total deferred tax liabilities	(197,439)	(169,889)

Net deferred tax assets	$20,249	$45,226

(1)	Subsequent releases of the valuation allowances, if any, will be recognized through earnings.

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2013	2012	2011
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(2)	13	11	12

Effective income tax rate	13%	11%	12%

(2)	In fiscal 2013, foreign taxes include a benefit of $29,786 attributable to the expiration during fiscal 2013 of the statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions.

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal 2013, the net increase in valuation allowances was $10,191, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2013, the Company had tax credits, net capital and operating loss carryforwards of $547,875, of which $173,864 have expiration dates through 2033, and the remainder do not expire.

During fiscal 2012, the net decrease in valuation allowances was $20,825, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2012, the Company had tax credits, net capital and operating loss carryforwards of $540,945, of which $162,844 have expiration dates through 2032, and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2013	2012	2011
Balance at beginning of fiscal year	$133,874	$132,861	$118,662
Additions based on tax positions related to the current year	19,527	20,183	19,849
Additions for tax positions of prior years	10,750	4,918	3,548
Reductions for tax positions of prior years	—	(5,527)	—
Settlements with tax authorities	(3,994)	(3,290)	(5,231)
Lapse of statute of limitations	(29,786)	(15,271)	(3,967)

Balance at end of fiscal year	$130,371	$133,874	$132,861

The total amount of unrecognized tax benefits, which includes interest and penalties, was $130,371 as of September 30, 2013, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2013, the Company had accrued $19,126 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $422 was recognized in the statements of income in fiscal 2013. As of September 30, 2012, the Company had accrued $18,704 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $731 was recognized in the statements of income in fiscal 2012.

The Company is currently under audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore the Company generally cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

The Company believes that the amount of unrecognized tax benefits will increase during fiscal 2014 in the ordinary course of business. In addition it is reasonably possible that the amount of unrecognized tax benefits will decrease by $18,385 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.